EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
On 7 July 2023, the Group completed the sale of property in Germany for a total consideration of €80 million. The property is classified as assets held for sale in our condensed consolidated interim statement of financial position as at 30 June 2023.
On 2 August 2023, the Group announced that CCEP and Beam Suntory will discontinue their relationship effective 1 July 2025 (Australia) and 1 January 2026 (New Zealand). CCEP will remain the exclusive manufacturing, sales and distribution partner for Beam Suntory in Australia and New Zealand through the end of the current contractual terms set to expire on 30 June 2025 and 31 December 2025, respectively. As at 30 June 2023, finite-lived intangible assets of €127 million were reflected in the condensed consolidated interim statement of financial position related to the Beam Suntory distribution rights, primarily attributable to those available in Australia. The discontinuance of the relationship will trigger a change in the assigned useful economic life of the intangible assets effective from the second half of 2023, shortening the amortization period.